Stock-based compensation - Weighted Average Assumptions of Stock Options Granted (Details) - year	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Share Based Payment Arrangements [Abstract]
Expected volatility	45.55%	40.81%
Risk-free interest rate	0.38%	1.27%
Expected option life	4.27	4.57
Expected dividend yield	0.00%	0.00%
Forfeiture rate	28.51%	25.46%